RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Balances With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	December 31,
	2015	2014
Assets:

Trade receivables	$2	$2

Liabilities:

Trade Payables	$184	$155
Other accounts payables and accrued expenses	$16	$11

Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	Year ended December 31,
	2015	2014	2013

Revenues	$62	$19	$403

Expenses:

Cost of sales	$42	$56	$54

Operating expenses:

Research and development	$244	$249	$208
Sales and marketing	$118	$125	$126
General and administrative	$93	$60	$53

Financial expenses	$-	$-	$27